INVESTMENT IN NATIONAL CINEMEDIA LLC (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements

Below is a summary of activity with NCM included in the Company’s consolidated financial statements:

	Investment	Deferred	Distributions	Equity in	Other	Cash
	in NCM	Revenue	from NCM	Earnings	Revenue	Received
Balance as of January 1, 2010	$34,232	$(203,006)
Receipt of common units due to annual common unit adjustment	$30,683	$(30,683)	$—	$—	$—	$—
Change of interest gain due to extraordinary common unit adjustment (2)	271	—	—	—	—	—
Revenues earned under ESA (1)	—	—	—	—	(5,033)	5,033
Receipt of excess cash distributions	(4,753)	—	(19,616)	—	—	24,369
Receipt under tax receivable agreement	(520)	—	(3,742)	—	—	4,262
Equity in earnings	4,463	—	—	(4,463)	—	—
Amortization of deferred revenue	—	3,116	—	—	(3,116)	—

Balance as of and for the period ended December 31, 2010	$64,376	$(230,573)	$(23,358)	$(4,463)	$(8,149)	$33,664

Receipt of common units due to annual common unit adjustment	$9,302	$(9,302)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(5,890)	5,890
Receipt of excess cash distributions	(6,322)	—	(20,023)	—	—	26,345
Receipt under tax receivable agreement	(729)	—	(4,138)	—	—	4,867
Equity in earnings	5,413	—	—	(5,413)	—	—
Amortization of deferred revenue	—	3,565	—	—	(3,565)	—

Balance as of and for the period ended December 31, 2011	$72,040	$(236,310)	$(24,161)	$(5,413)	$(9,455)	$37,102

Receipt of common units due to annual common unit adjustment	$9,137	$(9,137)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(7,112)	7,112
Receipt of excess cash distributions	(6,503)	—	(17,889)	—	—	24,392
Receipt under tax receivable agreement	(967)	—	(2,923)	—	—	3,890
Equity in earnings	4,416	—	—	(4,416)	—	—
Amortization of deferred revenue	—	4,142	—	—	(4,142)	—

Balance as of and for the period ended December 31, 2012	$78,123	$(241,305)	$(20,812)	$(4,416)	$(11,254)	$35,394

(1)

Amounts include the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire. The amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire were approximately $10,156, $10,733 and $11,063 for the years ended December 31, 2010, 2011 and 2012, respectively.

(2)	Change in interest gain is included in (gain) loss on sale of assets and other on the consolidated statement of income.

Summary of Financial Information for NCM

The tables below present summary financial information for NCM for the periods indicated (information for the year ended December 28, 2012 was not yet available):

	Year Ended
	December 31, 2009	December 30, 2010	December 29, 2011
Gross revenues	$380,667	$427,475	$435,434
Operating income	$168,146	$190,559	$193,716
Net income	$128,531	$139,541	$134,524

	As of
	December 30, 2010	December 29, 2011
Total assets	$425,972	$421,442
Total liabilities	$932,549	$948,938